Business Combinations - Net of cash acquired, and contingent consideration liabilities incurred in relation to the acquisitions (Details) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	Nov. 27, 2019	Oct. 25, 2018	Mar. 15, 2018	Jun. 01, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	May 13, 2019
Business Acquisition [Line Items]
Fair market value of the liability associated with the earn-out							$ 4,115
Goodwill					$ 1,823,084	$ 1,328,045	1,282,919	$ 1,311,253
Finite life intangible						38,719	7,928	3,600
Business Acquisition, Percentage of Voting Interests Acquired										74.00%
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Current assets						2,137	706	51
Computer hardware and other property						86
Finite-lived intangible assets						$ 38,719	7,928	3,600
Weighted-Average Amortization Period (in Years)						13 years 29 days
Indefinite-lived intangible assets								70
Acquisitions					499,067	$ 44,779	21,527	9,767
Other non-current assets						2	38	14
Total assets						85,723	30,199	13,502
Current liabilities						4,366	491	182
Non-current liabilities						8,920	2,054	19
Total liabilities						13,286	2,545	201
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total						72,437	27,654	13,301
Net assets acquired related to SequenceBase acquisition						3,500
TrademarkVision
Business Acquisition [Line Items]
Total purchase price		$ 20,042			8,000
Fair market value of the liability associated with the earn-out		4,115				8,000	4,115
Goodwill		$ 19,205
Kopernio
Business Acquisition [Line Items]
Total purchase price			$ 3,497
Goodwill			2,322
Finite life intangible			1,258
Contingent consideration, liability			3,500		3,500	3,500
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets			$ 1,258
Publons
Business Acquisition [Line Items]
Total purchase price				$ 7,401	0	2,371
Fair market value of the liability associated with the earn-out				5,900		3,100	$ 2,960	$ 5,900
Contingent consideration, liability				$ 9,500	$ 9,500	$ 9,500
Darts-ip
Business Acquisition [Line Items]
Goodwill	$ 44,779
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Weighted-Average Amortization Period (in Years)	11 years 6 months
Customer relationships
Business Acquisition [Line Items]
Finite life intangible									$ 1,000
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets									1,000
Weighted-Average Amortization Period (in Years)					4 years	12 years 8 months 12 days
Customer relationships | Darts-ip
Business Acquisition [Line Items]
Finite life intangible	$ 2,641
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 2,641
Weighted-Average Amortization Period (in Years)	5 years
Computer software
Business Acquisition [Line Items]
Finite life intangible									2,500
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets									$ 2,500
Weighted-Average Amortization Period (in Years)						3 years 10 months 20 days
Computer software | Darts-ip
Business Acquisition [Line Items]
Finite life intangible	$ 9,025
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 9,025
Weighted-Average Amortization Period (in Years)	6 years
Customer Relationships
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Weighted-Average Amortization Period (in Years)					17 years 7 months 6 days
Customer Relationships | Darts-ip
Business Acquisition [Line Items]
Finite life intangible	$ 22,012
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 22,012
Weighted-Average Amortization Period (in Years)	14 years
Trade names | Darts-ip
Business Acquisition [Line Items]
Finite life intangible	$ 1,541
Fair value of identifiable assets acquired and liabilities assumed for all acquisitions
Finite-lived intangible assets	$ 1,541
Weighted-Average Amortization Period (in Years)	18 years